UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22722)

KKR Alternative Corporate Opportunities Fund P
(Exact name of registrant as specified in charter)

KKR Asset Management 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Alternative Corporate Opportunities Fund P	January 31, 2014
(Unaudited)

Schedule of Investments

KKR Alternative Corporate Opportunities Fund P (the “Fund”) invests substantially all of its assets in KKR Alternative Corporate Opportunities Fund (the “Master Fund”). As of January 31, 2014, the Fund owned 39.81% of the Master Fund. The Master Fund’s Schedule of Investments at January 31, 2014 (unaudited) is as follows:

	Par†	Value
HIGH YIELD SECURITIES - 40.7%
Banks - 2.4%
SquareTwo Financial Corp.
11.625%, 04/01/2017	1,072,000	$1,082,720

Capital Goods - 3.5%
Bombardier, Inc.
6.125%, 01/15/2023 (a) (j)	28,000	27,580
Builders FirstSource, Inc.
7.625%, 06/01/2021 (a)	313,000	330,215
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	295,000	331,137
Maxim Crane Works LP (Maxim Finance Corp.)
12.250%, 04/15/2015 (a)	366,000	372,991
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (f) (g)	461,890	528,864
		1,590,787
Consumer Durables & Apparel - 4.3%
Algeco Scotsman Global Sarl
10.750%, 10/15/2019 (a) (j)	317,000	341,568
Hot Topic, Inc.
12.000%, 05/15/2019 (a) (d)	168,000	169,680
9.250%, 06/15/2021 (a)	1,257,000	1,332,420
Masonite International Corporation
8.250%, 04/15/2021 (a) (j)	100,000	109,500
		1,953,168
Consumer Services - 2.4%
Boyd Gaming Corp.
9.000%, 07/01/2020	369,000	399,442
Education Management Corp.
15.000%, 07/01/2018	634,921	685,715
		1,085,157
Diversified Financials - 0.1%
FTI Consulting, Inc.
6.000%, 11/15/2022	60,000	60,900

Energy - 0.3%
Bill Barrett Corp.
7.000%, 10/15/2022	125,000	130,312

Health Care Equipment & Services - 1.0%
CRC Health Group, Inc.
10.750%, 02/01/2016	70,000	69,825
Select Medical Corp.
6.375%, 06/01/2021	382,000	383,432
		453,257
Household & Personal Products - 0.2%
Harbinger Group, Inc.
7.785%, 07/15/2019 (a)	50,000	53,500

		Par†	Value
HIGH YIELD SECURITIES - 40.7% (continued)
Household & Personal Products - 0.2% (continued)
Harbinger Group, Inc.
7.750%, 01/15/2022 (a)		23,000	$22,942
			76,442
Ambac Assurance Corp.
5.100%, 06/07/2020 (a)		139,000	127,880
Towergate Finance PLC
10.500%, 02/15/2019 (a) (j)	GBP	646,000	1,098,193
			1,226,073
Materials - 7.5%
American Rock Salt Co. LLC
8.250%, 05/01/2018 (a)		1,020,000	1,053,150
Cemex Materials LLC
7.700%, 07/21/2025 (a)		830,000	863,200
Cemex SAB de CV
9.500%, 06/15/2018 (a) (j)		59,000	66,227
Essar Steel Algoma, Inc.
9.875%, 06/15/2015 (a) (j)		176,000	123,200
Kleopatra Acquisition Corp.
11.000%, 08/15/2017 (a) (d) (g)	EUR	383,741	535,722
Pinnacle Agriculture Holdings LLC
9.000%, 11/15/2020 (a)		252,000	271,530
Summit Materials Holdings LP
10.500%, 01/31/2020		391,000	434,499
10.500%, 01/31/2020 (a)		45,000	50,006
Wise Metals Group LLC
8.750%, 12/15/2018 (a) (f) (g)		35,000	37,100
			3,434,634
Media - 3.8%
Catalina Marketing Corp.
N/A, 11/15/2015 (a) (e)		1,040,000	873,600
Cequel Communications Holdings LLC
5.125%, 12/15/2021 (a)		22,000	20,680
Charter Communications, Inc.
6.625%, 01/31/2022		75,000	78,375
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (a) (j)		163,000	155,665
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (a) (j)	EUR	322,000	486,398
Time Warner Entertainment Co. LP
8.375%, 03/15/2023		84,000	100,588
			1,715,306
Retailing - 4.7%
Gymboree Corp.
9.125%, 12/01/2018		419,000	372,910
J.C. Penney Corp., Inc.
7.950%, 04/01/2017		158,000	128,770
7.650%, 08/15/2016		38,000	31,730
7.625%, 03/01/2097		5,000	3,250
7.400%, 04/01/2037		1,147,000	779,960
6.375%, 10/15/2036		676,000	452,920
5.750%, 02/15/2018		85,000	61,412
5.650%, 06/01/2020		152,000	108,300

	Par†		Value
HIGH YIELD SECURITIES - 40.7% (continued)
Retailing - 4.7% (continued)
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021	230,000		$222,813
			2,162,065
Software & Services - 4.4%
CompuCom Systems, Inc.
7.000%, 05/01/2021 (a)	17,000		16,915
Datatel, Inc.
9.625%, 12/01/2018 (a) (d) (f) (g)	152,000		157,320
Epicor Software Corp.
9.000%, 06/15/2018 (a) (d)	852,000		890,340
iPayment Investors LP
10.250%, 05/15/2018	670,000		510,875
Travelport LLC
8.886%, 03/01/2016 (a) (b)	428,662		430,805
			2,006,255
Technology Hardware & Equipment - 1.8%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	114,000		118,275
Avaya, Inc.
9.000%, 04/01/2019 (a)	146,000		151,475
CommScope, Inc.
6.625%, 06/01/2020 (a) (d)	466,000		487,553
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (a)	55,000		59,675
			816,978
Telecommunication Services - 1.1%
GCI, Inc.
8.625%, 11/15/2019	87,000		92,655
6.750%, 06/01/2021	279,000		270,630
Sprint Corp.
7.875%, 09/15/2023 (a)	111,000		118,493
T-Mobile USA, Inc.
6.625%, 11/15/2020	19,000		20,093
			501,871
Transportation - 0.4%
Sabre, Inc.
8.500%, 05/15/2019 (a)	163,000		179,708

Utilities - 0.1%
Calpine Corp.
5.875%, 01/15/2024 (a)	58,000		57,565
TOTAL HIGH YIELD SECURITIES (amortized cost $18,311,600)			18,533,198

LEVERAGED LOANS - 26.4%
Capital Goods - 1.4%
Data Device Corp., TL 1L B 06/12
8.000%, 07/11/2018 (b)	12,705		12,704
Maxim Crane Works LP (Maxim Finance Corp.), TL 2L B 11/13
10.250%, 11/26/2018 (b)	127,950		130,935
Quinn Group Ltd., TL 1L A1 12/11 EUR
7.006%, 12/02/2016 (b) (f) (g) (j)	EUR	410,953	506,682
			650,321

	Par†		Value
LEVERAGED LOANS - 26.4% (continued)
Consumer Durables & Apparel - 4.8%
Algeco Scotsman Global Sarl, TL PIK 04/13
15.750%, 05/01/2018 (c) (d) (j)	1,200,983		$1,255,028
Easton-Bell Sports, Inc., TL 1L PIK 11/06
11.500%, 12/31/2015 (d) (g)	947,404		947,404
			2,202,432
Consumer Services - 2.5%
American Casino & Entertainment Properties LLC, TL 2L 06/13
11.250%, 01/03/2020 (b)	595,595		622,397
Education Management Corp., TL 1L C2 02/07
4.237%, 06/01/2016 (b)	276,570		265,161
Education Management Corp., TL 1L C3 02/07
8.250%, 03/30/2018 (b)	271,257		271,934
			1,159,492
Energy - 0.4%
Willbros United States Holding, Inc., TL 1L B 08/13
11.000%, 08/05/2019 (b)	181,143		183,180

Food, Beverage & Tobacco - 1.7%
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b) (j)	584,728		596,791
CSM Bakery Products, TL 2L 07/13
8.500%, 07/03/2021 (b)	163,962		166,729
			763,520
Health Care Equipment & Services - 1.2%
CHG Healthcare Services, Inc., TL 2L 11/12
9.000%, 11/19/2020 (b)	67,897		69,085
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	337,460		343,366
Progressive Solutions, TL 2L 10/13
9.500%, 10/22/2021 (b)	30,770		31,539
Sheridan Holdings, Inc., TL 2L 12/13
8.250%, 12/20/2021 (b)	95,780		98,414
			542,404
Insurance - 1.0%
Sedgwick Claims Management Service, Inc., TL 2L 05/13
8.000%, 12/12/2018 (b)	355,615		362,282
StoneRiver Holdings, Inc., TL 2L 05/13
8.500%, 05/30/2020 (b)	109,185		110,686
			472,968
Materials - 6.3%
Continental Building Products LLC, TL 2L 08/13
8.750%, 02/26/2021 (b)	56,980		57,360
WINOA SA, New Money Initial Facility
10.741%, 01/30/2019 (b) (g) (j)	EUR	399,630	538,985
WINOA SA, New Money Loan
10.741%, 01/30/2019 (b) (g) (j)	EUR	133,210	179,662
WINOA SA, Priority Tranche_WHA
5.000%, 02/15/2019 (b) (g) (j)	EUR	18,258	20,360
WINOA SA, Reinstated Acquisition_TFM
4.241%, 02/28/2019 (b) (g) (j)	EUR	43,612	58,820
WINOA SA, Reinstated Acquisition_WIN
4.241%, 02/28/2019 (b) (g) (j)	EUR	115,043	155,159

	Par†		Value
LEVERAGED LOANS - 26.4% (continued)
Materials - 6.3% (continued)
WINOA SA, Reinstated Term A1_WHA
4.241%, 02/28/2019 (b) (g) (j)	EUR	106,742	$143,964
WINOA SA, Reinstated Term A1_WIN
4.241%, 02/28/2019 (b) (g) (j)	EUR	9,501	12,814
WINOA SA, Reinstated Term A2_TFM
4.241%, 02/28/2019 (b) (g) (j)	EUR	8,823	11,900
WINOA SA, Reinstated Term A4_TFM
4.241%, 02/28/2019 (b) (g) (j)	EUR	8,315	11,214
WINOA SA, Reinstated Term B1_WHA
4.241%, 02/28/2019 (b) (g) (j)	EUR	414,672	559,272
WINOA SA, Reinstated Term B2_TFM
4.241%, 02/28/2019 (b) (g) (j)	EUR	55,389	74,704
WINOA SA, Reinstated Term B4_TFM
4.241%, 02/28/2019 (b) (g) (j)	EUR	48,870	65,911
WINOA SA, Reinstated Term C1_WHA
4.241%, 02/28/2019 (b) (g) (j)	EUR	414,783	559,421
WINOA SA, Reinstated RCF_WIN
4.241%, 02/28/2019 (b) (g) (j)	EUR	203,505	274,469
WINOA SA, Reinstated Term C2_TFM
4.241%, 02/28/2019 (b) (g) (j)	EUR	39,176	52,837
WINOA SA, Reinstated Term C4_TFM
4.241%, 02/28/2019 (b) (g) (j)	EUR	48,883	65,929
WINOA SA, Reinstated Term Loan C1_WIN
4.241%, 02/28/2019 (b) (g) (j)	EUR	8,975	12,105
			2,854,886
Media - 0.9%
CC Media Holdings, Inc., TL 1L B-NEW 05/08
3.887%, 01/29/2016 (b)	369,350		360,683
Learfield Communications, Inc., TL 2L 10/13
8.750%, 10/08/2021 (b)	15,300		15,683
NEP Broadcasting LLC, TL 2L 01/13
9.500%, 07/22/2020 (b)	24,972		25,650
			402,016
Retailing - 1.1%
Guitar Center, Inc., TL 1L B-EXT 10/07
6.250%, 04/09/2017 (b) (f) (g)	12,859		12,682
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	24,720		22,488
Hudson’s Bay Co., TL 2L 10/13
8.250%, 11/04/2021 (b) (j)	103,135		106,917
J.C. Penney Corp., Inc., TL 1L 05/13
6.000%, 05/22/2018 (b)	40,259		39,135
The J Jill Group, Inc., TL 1L 04/11
10.000%, 04/29/2017 (b) (g)	306,629		306,629
			487,851
Software & Services - 3.2%
Applied Systems, Inc., TL 2L 01/14
7.500%, 01/14/2022 (b)	27,600		28,325
EZE Castle Software, Inc., TL 2L 04/13
8.500%, 04/05/2021 (b)	181,207		184,491
Infor Global Solutions European Finance Sarl, TL UNSEC PIK 03/07
12.875%, 05/05/2017 (d)	73,600		77,096

	Par†		Value
LEVERAGED LOANS - 26.4% (continued)
Software & Services - 3.2% (continued)
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b)	297,940		$292,229
P2 Energy Solutions, Inc., TL 2L 10/13
9.000%, 04/30/2021 (b)	111,260		113,694
RedPrairie Corp., TL 2L 12/12
11.250%, 12/21/2019 (b)	309,127		317,756
Travelport LLC, TL 1L 06/13
6.250%, 06/26/2019 (b)	305,515		313,534
Travelport LLC, TL 2L 1 03/13
9.500%, 01/31/2016 (b)	123,773		128,312
			1,455,437
Technology Hardware & Equipment - 0.6%
Websense, Inc., TL 2L 06/13
8.250%, 12/24/2020 (b)	268,612		269,283

Telecommunication Services - 1.3%
Integra Telecom Holdings, Inc., TL 2L 02/13
9.750%, 02/21/2020 (b)	540,353		556,845
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	27,091		27,734
			584,579
TOTAL LEVERAGED LOANS (amortized cost $11,775,150)			12,028,369

COLLATERALIZED DEBT OBLIGATION - 0.2%
Food, Beverage & Tobacco - 0.2%
Trade Finance Funding I Ltd.
10.750%, 11/13/2018 (a) (g) (j)	112,000		112,806

TOTAL COLLATERALIZED DEBT OBLIGATION (amortized cost $112,000)			112,806

	Shares
COMMON STOCKS - 6.8%
Automobiles & Components - 0.6%
General Motors Co.	7,673		276,842

Banks - 2.4%
Ally Financial, Inc.	77		611,187
VSK Holdings Ltd. (f) (g) (i) (j)	EUR	14,248	483,677
			1,094,864
Health Care Equipment & Services - 1.5%
Amedisys, Inc. (f) (g) (i)	42,053		634,580
Gentiva Health Services, Inc. (i)	3,643		41,384
			675,964
Insurance - 1.0%
Assured Guaranty Ltd. (j)	22,188		469,276

Materials - 1.3%
Stillwater Mining Co. (i)	45,040		564,802
WINOA SA (g) (j)	EUR	29,900	403
			565,205

	Shares	Value
TOTAL COMMON STOCKS (cost $2,682,276)		$3,082,151

PREFERRED STOCKS - 8.7%
Banks - 3.0%
Federal Home Loan Mortgage Corp., Series Z
8.375% (h) (i)	67,863	679,987
Federal National Mortgage Association, Series S
8.250% (h) (i)	73,256	699,595
		1,379,582
Household & Personal Products - 3.4%
Harbinger Group, Inc.
8.000%	916	1,557,840

Materials - 2.3%
WINOA SA Convertible Preferred Equity (g) (j) (k)	119,815	1,033,710

TOTAL PREFERRED STOCKS (cost $2,972,317)		3,971,132

TOTAL INVESTMENTS (amortized cost $35,853,343) †† - 82.8%		37,727,656
OTHER ASSETS EXCEEDING LIABILITIES, NET - 17.2%		7,837,103
NET ASSETS - 100.0%		$45,564,759

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2014, the tax basis cost of the Fund’s investments was $35,853,434 and the unrealized appreciation and depreciation were $2,405,901 and $(531,680) respectively.
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of January 31, 2014 was $11,581,519, which represents 25.4% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2014.
(c)	Unsettled bank loan. Interest not available as of January 31, 2014.
(d)	Represents a payment-in-kind security which may pay interest/dividend in additional par/shares.
(e)	Zero coupon security.
(f)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2014 was $2,360,906 and represented 5.2% of net assets.

(g)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2014 was $9,652,946 and represented 21.2% of net assets.
(h)	Security in default.
(i)	Non-income producing security.
(j)	Non-U.S. security.
(k)	Convertible security.

EUR	Euro
GBP	Great British Pound

The following are the details of the restricted securities held by the Fund:

					% of
		Acquisition	Amortized		Net
	Shares/Par	date(s)	Cost	Value	Assets
Amedisys, Inc.	42,053	04/30/2013 - 07/31/2013	$469,235	$634,580	1.4%
Datatel, Inc., 9.625%, 12/01/2018	152,000	11/14/2013	150,533	157,320	0.3%

The following are the details of the restricted securities held by the Fund (continued):

					% of
		Acquisition	Amortized		Net
	Par	date(s)	Cost	Value	Assets
Guitar Center, Inc., TL 1L B-EXT 10/07, 6.250%, 04/09/2017	12,859	12/03/2012 - 04/10/2013	$12,679	$12,682	0.0%
New Enterprise Stone & Lime Co., Inc., 13.000%, 03/15/2018	461,890	11/20/2012 - 11/21/2012	474,075	528,865	1.2%
Quinn Group Ltd.,TL 1L A1 12/11 EUR, 7.006%, 12/02/2016	410,953	12/12/2012	508,861	506,682	1.1%
VSK Holdings Ltd.	14,248	11/14/2013 - 12/11/2013	493,000	483,677	1.1%
Wise Metals Group LLC, 8.750%, 12/15/2018	35,000	11/26/2013	35,000	37,100	0.1%

Country Weightings
(% of Net Assets)

United States	61.5%
France	8.4%
Luxembourg	3.8%
United Kingdom	2.4%
Japan	1.3%
Ireland	1.1%
Sweden	1.1%
Netherlands	1.1%
Bermuda	1.0%
Canada	0.8%
Argentina	0.2%
Mexico	0.1%
82.8%
Other Assets Exceeding Liabilities, Net	17.2%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of January 31, 2014 is as follows:

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	Deliver		Receive		(Depreciation)
7/7/2014	EUR	1,700,000	USD	2,293,197	$(8,567)
7/23/2014	EUR	1,700,000	USD	2,293,268	15,842
7/23/2014	GBP	675,000	USD	1,108,144	1,084
					$8,359

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Alternative Corporate Opportunities Fund P

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	March 24, 2014

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	March 24, 2014